Related party disclosures	12 Months Ended
Dec. 31, 2020
Disclosure Of Related Party Explanatory [Abstract]
Disclosure of related party [text block]
Note 12	Related party disclosures

12.1	Related party disclosures

Balances pending at period-end are not guaranteed, accrue no interest and are settled in cash, no guarantees have been delivered or received for trade and other receivables due from related parties or trade and other payables due to related parties.

12.2	Relationships between the parent and the entity

Pursuant to Article 99 of Law of the Securities Market Law, the CMF may determine that a company does not have a controlling entity in accordance with the distribution and dispersion of its ownership. On November 30, 2018, the CMF issued the ordinary letter No. 32,131 whereby it determined that Pampa Group, do not exert decisive power over the management of the Company since it does not have a predominance in the ownership that allows it to make management decisions. Therefore, the CMF has determined not to consider Pampa Group as the controlling entity of the Company and that the Company does not have a controlling entity given its current ownership structure.

12.3	Detailed identification of related parties and subsidiaries

As of December 31, 2020 and December 31, 2019, the detail of entities that are identified as subsidiaries or related parties of the SQM Group is as follows:

Tax ID No	Name	Country of origin	Functional currency	Nature
foreign	Nitratos Naturais Do Chile Ltda.	Brazil	Dollar	Subsidiary
foreign	Nitrate Corporation of Chile Ltd.	United Kingdom	Dollar	Subsidiary
foreign	SQM North America Corp.	United States	Dollar	Subsidiary
foreign	SQM Europe N.V.	Belgium	Dollar	Subsidiary
foreign	Soquimich European Holding B.V.	Netherlands	Dollar	Subsidiary
foreign	SQM Corporation N.V.	Curacao	Dollar	Subsidiary
foreign	SQM Comercial De México S.A. de C.V.	Mexico	Dollar	Subsidiary
foreign	North American Trading Company	United States	Dollar	Subsidiary
foreign	Administración y Servicios Santiago S.A. de C.V.	Mexico	Dollar	Subsidiary
foreign	SQM Perú S.A.	Peru	Dollar	Subsidiary
foreign	SQM Ecuador S.A.	Ecuador	Dollar	Subsidiary
foreign	SQM Nitratos Mexico S.A. de C.V.	Mexico	Dollar	Subsidiary
foreign	SQMC Holding Corporation L.L.P.	United States	Dollar	Subsidiary
foreign	SQM Investment Corporation N.V.	Curacao	Dollar	Subsidiary
foreign	SQM Brasil Limitada	Brazil	Dollar	Subsidiary
foreign	SQM France S.A.	France	Dollar	Subsidiary
foreign	SQM Japan Co. Ltd.	Japan	Dollar	Subsidiary
foreign	Royal Seed Trading Corporation A.V.V.	Aruba	Dollar	Subsidiary
foreign	SQM Oceania Pty Limited	Australia	Dollar	Subsidiary
foreign	Rs Agro-Chemical Trading Corporation A.V.V.	Aruba	Dollar	Subsidiary
foreign	SQM Indonesia S.A.	Indonesia	Dollar	Subsidiary
foreign	SQM Virginia L.L.C.	United States	Dollar	Subsidiary
foreign	Comercial Caimán Internacional S.A.	Panama	Dollar	Subsidiary
foreign	SQM África Pty. Ltd.	South Africa	Dollar	Subsidiary
foreign	SQM Colombia SAS	Colombia	Dollar	Subsidiary
foreign	SQM Internacional N.V.	Belgium	Dollar	Subsidiary
foreign	SQM (Shanghai) Chemicals Co. Ltd.	China	Dollar	Subsidiary
foreign	SQM Lithium Specialties LLC	United States	Dollar	Subsidiary
foreign	SQM Iberian S.A.	Spain	Dollar	Subsidiary
foreign	SQM Beijing Commercial Co. Ltd.	China	Dollar	Subsidiary
foreign	SQM Thailand Limited	Thailand	Dollar	Subsidiary
foreign	SQM Australia PTY	Australia	Dollar	Subsidiary
foreign	SQM Holland B.V.	Netherlands	Dollar	Subsidiary
foreign	SQM Korea LLC	Korea	Dollar	Subsidiary
96.801.610-5	Comercial Hydro S.A.	Chile	Dollar	Subsidiary
96.651.060-9	SQM Potasio S.A.	Chile	Dollar	Subsidiary
96.592.190-7	SQM Nitratos S.A.	Chile	Dollar	Subsidiary
96.592.180-K	Ajay SQM Chile S.A.	Chile	Dollar	Subsidiary
79.947.100-0	SQM Industrial S.A.	Chile	Dollar	Subsidiary
79.906.120-1	Isapre Norte Grande Ltda.	Chile	Peso	Subsidiary
79.876.080-7	Almacenes y Depósitos Ltda.	Chile	Peso	Subsidiary

Tax ID No	Name	Country of origin	Functional currency	Nature
79.770.780-5	Servicios Integrales de Tránsitos y Transferencias S.A.	Chile	Dollar	Subsidiary
79.768.170-9	Soquimich Comercial S.A.	Chile	Dollar	Subsidiary
79.626.800-K	SQM Salar S.A.	Chile	Dollar	Subsidiary
76.534.490-5	Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	Chile	Peso	Subsidiary
76.425.380-9	Exploraciones Mineras S.A.	Chile	Dollar	Subsidiary
76.064.419-6	Comercial Agrorama Ltda.	Chile	Peso	Subsidiary
76.145.229-0	Agrorama S.A.	Chile	Peso	Subsidiary
76.359.919-1	Orcoma Estudios SPA	Chile	Dollar	Subsidiary
76.360.575-2	Orcoma SPA	Chile	Dollar	Subsidiary
76.686.311-9	SQM MaG SpA	Chile	Dollar	Subsidiary
77.114.779-8	Sociedad Contractual Minera Búfalo	Chile	Dollar	Subsidiary
foreign	Abu Dhabi Fertilizer Industries WWL	Arab Emirates	Arab Emirates dirham	Associate
foreign	Ajay North America	United States	Dollar	Associate
foreign	Ajay Europe SARL	France	Euro	Associate
foreign	Kore Potash PLC	United Kingdom	Dollar	Associate
foreign	Sichuan SQM Migao Chemical Fertilizers Co Ltda.	China	Dollar	Joint venture
foreign	SQM Vitas Fzco.	Arab Emirates	Arab Emirates dirham	Joint venture
foreign	SQM Star Qingdao Corp Nutrition Co., Ltd.	China	Dollar	Joint venture
foreign	Covalent Lithium Pty Ltd.	Australia	Dollar	Joint venture
foreign	Pavoni & C, SPA	Italy	Euro	Joint venture
96.511.530-7	Sociedad de Inversiones Pampa Calichera	Chile	Dollar	Other related parties
96.529.340-K	Norte Grande S.A.	Chile	Peso	Other related parties
79.049.778-9	Callegari Agrícola S.A.	Chile	Peso	Other related parties
foreign	SQM Vitas Brasil Agroindustria (1)	Brazil	Real brazilian	Other related parties
foreign	SQM Vitas Perú S.A.C. (1)	Peru	Dollar	Other related parties
foreign	Abu Dhabi Fertilizer Industries WWL (2)	Oman	United Arab Emirates dirham	Other related parties
foreign	International Technical and Trading Agencies CO WLL (2)	Jordan	United Arab Emirates dirham	Other related parties

(1)	These Companies are subsidiaries of the joint venture SQM Vitas Fzco.
(2)	These Companies are subsidiaries of the joint venture Abu Dhabi Fertilizer Industries WWL Ltda. and therefore it absorbs these and takes responsibility of all of their assets and liabilities.

* The following entities were considered related parties as of December 31, 2019 (see Note 8.4 letter a and Note 9.2): SQI Corporation N.V., SQM Italia SRL, Doktor Tarsa Tarim, SQM Eastmed Turkey, Terra Tarsa Ukraine LLC, Terra Tarsa B.V., Plantacote N.V., Terra Tarsa Don LLC, Doktolab Tarim Arastirma San., Doctochem Tarim Sanayi Ticaret Ltd. STI, Coromandel SQM India Sichuan SQM Migao Chemical Fertilizers Co Ltd. and Arpa Speciali S.R.L.

The following other related parties correspond to mining contractual corporations.

Tax ID No.	Name	Country of origin	Functional currency	Relationship
N/A	Ara Dos Primera del Salar de Pampa Blanca, Sierra Gorda	Chile	Peso	Other related parties
N/A	Ara Tres Primera del Salar de Pampa Blanca, Sierra Gorda	Chile	Peso	Other related parties
N/A	Ara Cuatro Primera del Salar de Pampa Blanca, Sierra Gorda	Chile	Peso	Other related parties
N/A	Ara Cinco Primera del Salar de Pampa Blanca, Sierra Gorda	Chile	Peso	Other related parties
N/A	Curicó Dos Primera del Salar de Pampa Alta, Sierra Gorda	Chile	Peso	Other related parties
N/A	Curicó Tres Primera del Sector de Pampa Alta, Sierra Gorda	Chile	Peso	Other related parties
N/A	Evelyn Veinticuatro Primera de Sierra Gorda	Chile	Peso	Other related parties
N/A	Filomena Tres Primera de Oficina Filomena, Sierra Gorda	Chile	Peso	Other related parties
N/A	Filomena Cuatro Primera de Oficina Filomena, Sierra Gorda	Chile	Peso	Other related parties
N/A	Francis Cuatro Primera de Pampa Blanca, Sierra Gorda	Chile	Peso	Other related parties
N/A	Francis Cuatro Segunda del Salar de Pampa Blanca, Sierra Gorda	Chile	Peso	Other related parties
N/A	Francis Cuatro Tercera de Pampa Blanca, Sierra Gorda	Chile	Peso	Other related parties
N/A	Francis Cuatro Cuarta de Pampa Blanca, Sierra Gorda	Chile	Peso	Other related parties
N/A	Francis Cuatro Quinta de Pampa Blanca, Sierra Gorda	Chile	Peso	Other related parties
N/A	Francis Primera del Salar de Pampa Blanca de Sierra Gorda	Chile	Peso	Other related parties
N/A	Francis Segunda del Salar de Pampa Blanca de Sierra Gorda	Chile	Peso	Other related parties
N/A	Francis Tercera del Salar de Pampa Blanca de Sierra Gorda	Chile	Peso	Other related parties
N/A	Ivon Primera de Sierra Gorda	Chile	Peso	Other related parties
N/A	Ivon Décima Segunda de Sierra Gorda	Chile	Peso	Other related parties
N/A	Ivon Sexta de Sierra Gorda	Chile	Peso	Other related parties
N/A	Julia Primera de Sierra Gorda	Chile	Peso	Other related parties
N/A	Lorena Trigésimo Quinta de Sierra Gorda	Chile	Peso	Other related parties
N/A	Perseverancia Primera de Sierra Gorda	Chile	Peso	Other related parties
N/A	Tamara 40 Primera del Sector S.E. OF. Concepción, Sierra Gorda	Chile	Peso	Other related parties
N/A	Tamara Tercera de Oficina Concepción, Sierra Gorda	Chile	Peso	Other related parties
N/A	Tamara 40 Segunda del Sector S.E. OF Concepción, Sierra Gorda	Chile	Peso	Other related parties

12.4	Detail of related parties and related party transactions

Transactions between the Company and its subsidiaries, associated businesses, joint ventures and other related parties are part of the Company's common transactions. Their conditions are those customary for this type of transactions in respect of terms and market prices. Maturity terms for each case vary by virtue of the transaction giving rise to them.

As of December 31, 2020 and 2019, the detail of significant transactions with related parties is as follows

Tax ID No	Name	Nature	Country of origin	Transaction	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
					ThUS$	ThUS$	ThUS$
Foreign	Doktor Tarsa Tarim Sanayi AS	Associate	Turkey	Sale of products	1,053	14,767	16,726
Foreign	Ajay Europe S.A.R.L.	Associate	France	Sale of products	23,162	21,348	19,470
Foreign	Ajay Europe S.A.R.L.	Associate	France	Dividends	1,197	1,055	811
Foreign	Ajay North America LL.C.	Associate	United States of America	Sale of products	20,259	16,932	16,810
Foreign	Ajay North America LL.C.	Associate	United States of America	Dividends	1,967	2,796	2,807
Foreign	Abu Dhabi Fertilizer Industries WWL	Associate	Arab Emirates	Sale of products	-	3,749	5,811
Foreign	Abu Dhabi Fertilizer Industries WWL	Associate	Arab Emirates	Dividends	-	-	6,632
Foreign	Charlee SQM Thailand Co Ltd. (1)	Associate	Thailand	Sale of products	-	-	4,960
Foreign	Charlee SQM Thailand Co Ltd. (1)	Associate	Thailand	Dividends	-	-	362
Foreign	SQM Vitas Brasil Agroindustria	Other related parties	Brazil	Sale of products	41,341	46,876	44,827
Foreign	SQM Vitas Perú S.A.C.	Other related parties	Perú	Sale of products	17,723	24,138	17,204
Foreign	SQM Vitas Fzco	Joint venture	Arab Emirates	Dividends	-	10,598	-
Foreign	Coromandel SQM India	Joint venture	India	Sale of products	1,510	3,955	7,696
Foreign	SQM Star Qingdao Corp Nutrition Co., Ltd.	Joint venture	China	Sale of products	-	1,929	-
Foreign	Terra Tarsa Ukraine LLC	Other related parties	Ukraine	Sale of products	737	1,280	1,674
Foreign	Plantacote NV	Other related parties	Belgium	Sale of products	-	4,096	4,554
Foreign	Pavoni & CPA	Joint venture	Italy	Sale of products	1,125	3,152	201
Foreign	Arpa Speciali S.R.L.	Other related parties	Italy	Sale of products	-	2,359	207
Foreign	SQM Star Qingdao Corp Nutrition Co., Ltd.	Joint venture	China	Dividends	2,223	-
Foreign	Terra Tarsa Don LLC	Other related parties	Russian Federation	Sale of products	-	40	187
Foreign	SQM Eastmed Turkey	Associate	Turkey	Sale of products	-	47	30

Below is a list of transactions with clients and suppliers with whom a relationship with key Company personnel was identified:

Tax ID No	Name	Nature	Country of origin	Transaction	As of December 31, 2020
					ThUS$
10.581.580-8	Gonzalo Guerrero Yamamoto	Chairman / director	Chile	Services – Supplier	20
71.644.300-0	Universidad del Desarrollo	Chairman / director	Chile	Services – Supplier	125
72.012.000-3	Universidad Tecnológica de Chile	Chairman / director	Chile	Services – Supplier	41
76.389.727-3	Sociedad Periodística El Libero	Shareholders	Chile	Services – Supplier	-
76.825.265-3	Link Capital Partners SpA	Family of director	Chile	Services – Supplier	224
76.839.170-k	Proveedora Industrial Arrigoni	Director in common	Chile	Services – Supplier	5
90.193.000-7	El Mercurio S.A.P.	Family of director	Chile	Services – Supplier	36
92.580.000-7	Emp. Nac. Telecomunicaciones S.A.	Family of director	Chile	Services – Supplier	1,847
96.806.980-2	Entel PCS Telecomunicaciones S.A.	Family of director	Chile	Services – Supplier	264
97.004.000-5	Banco de Chile	Director in common	Chile	Services – Supplier	44,696
99.012.000-5	Cia. de Seg. de Vida Consorcio Nacional	Family of director	Chile	Services – Supplier	71
90.266.000-3	Enaex S.A.	Director in common	Chile	Servicies – Client	19
92.580.000-7	Emp. Nac. Telecomunicaciones S.A.	Family of director	Chile	Servicies – Client	43
96.529.340-K	Norte Grande S.A.	Director in common	Chile	Lease	135

12.5	Trade receivables due from related parties, current:

Tax ID No	Company	Nature	Country of origin	Currency	As of December 31, 2020	As of December 31, 2019
					ThUS$	ThUS$
Foreign	Doktor Tarsa Tarim Sanayi AS	Associate	Turkey	Dollar	-	110
Foreign	Ajay Europe S.A. R.L.	Associate	France	Euro	4,625	3,712
Foreign	Ajay North America LLC.	Associate	United States of America	Dollar	2,956	2,290
Foreign	Abu Dhabi Fertilizer Industries WWL	Associate	United Arab Emirates	United Arab Emirates Dirham	595	803
96.511.530-7	Soc. de Inversiones Pampa Calichera	Other related parties	Chile	Dollar	6	6
Foreign	SQM Vitas Brasil Agroindustria	Other related parties	Brazil	Dollar	24,335	27,275
Foreign	SQM Vitas Perú S.A.C.	Other related parties	Peru	Dollar	24,205	23,475
Foreign	Coromandel SQM India	Joint venture	India	Indian Rupee	-	1,792
Foreign	SQM Vitas Fzco.	Joint venture	United Arab Emirates	United Arab Emirates Dirham	236	234
Foreign	Terra Tarsa Ukraine LLC	Other related parties	Ukraine	Ukrainian hryvnia	-	7
Foreign	Terra Tarsa Don LLC	Other related parties	Federation of Russia	Russian Ruble	-	13
Foreign	Plantacote NV	Other related parties	Belgium	Euro	-	657
Foreign	SQM Eastmed Turkey	Associate	Turkey	Euro	-	47
Foreign	Pavoni & C SpA	Joint venture	Italy	Euro	1,095	1,028
Foreign	Arpa Speciali S.R.L.	Other related parties	Italy	Euro	-	134
Foreign	Covalent Lithium Pty Ltd .	Joint venture	Australia	Australia	84	-
Foreign	Sichuan SQM Migao Chemical Fertilizers Co Ltd.	Joint venture	China	Dollar	4,464	-
	Allowance				-	(356)
Total					62,601	61,227

The receivables for Sichuan SQM Migao Chemical Fertilizers Co Ltda. are presented net of provisions (provisions as of December 31, 2020 ThUS$ 6,502 and December 31, 2019 ThUS$ 10,965).

12.6	Trade payables due to related parties, current:

Tax ID No	Company	Nature	Country of origin	Currency	As of December 31, 2020	As of December 31, 2019
					ThUS$	ThUS$
Foreign	Ajay Europe S.A.R.L.	Associate	France	Euro	50	-
Foreign	Ajay North America LL.C.	Associate	United States of America	Dollar	232	-
Foreign	SQM Star Qingdao Corp Nutrition Co., Ltd.	Joint venture	China	Dollar	-	243
Foreign	Covalent Lithium Pty Ltd	Joint venture	Australia	Australian dollar	324	232
Total					606	475

12.7	Other disclosures:

As of December 31, 2020, the Company has made contributions to Mt Holland in favor of Wesfarmers in the amount of US$ 15 million. This value is presented in the financial statements in the line “Trade and other accounts receivable.” For more details, see Note 9.6.

Note 7 describes the remuneration of the Board of Directors, administration and key management personnel